UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 7/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2011 (Unaudited)

DWS Core Fixed Income Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 54.0%
Consumer Discretionary 3.8%
Comcast Cable Holdings LLC, 9.8%, 2/1/2012	3,540,000	3,697,456
Comcast Corp., 6.4%, 3/1/2040	1,150,000	1,286,181
DIRECTV Holdings LLC, 3.125%, 2/15/2016	800,000	827,975
News America, Inc., 6.15%, 3/1/2037	1,000,000	1,004,179
Royal Caribbean Cruises Ltd., 7.0%, 6/15/2013	2,000,000	2,137,500
Time Warner Cable, Inc.:
6.75%, 7/1/2018	2,230,000	2,655,872
7.5%, 4/1/2014	1,500,000	1,731,747
Turner Broadcasting System, Inc., 8.375%, 7/1/2013	1,500,000	1,698,301

		15,039,211
Consumer Staples 1.2%
Altria Group, Inc., 10.2%, 2/6/2039	810,000	1,210,662
CVS Caremark Corp., 6.125%, 8/15/2016	3,000,000	3,538,050

		4,748,712
Energy 5.7%
Anadarko Petroleum Corp., 6.375%, 9/15/2017	880,000	1,037,379
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	1,500,000	1,592,478
Enbridge Energy Partners LP, 5.875%, 12/15/2016	985,000	1,149,447
Encana Corp., 6.3%, 11/1/2011	2,000,000	2,028,466
Enterprise Products Operating LLC:
4.6%, 8/1/2012	700,000	725,484
Series M, 5.65%, 4/1/2013	830,000	888,439
Kinder Morgan Energy Partners LP:
5.0%, 12/15/2013	1,300,000	1,407,964
6.5%, 9/1/2039	550,000	602,447
Magellan Midstream Partners LP, 6.45%, 6/1/2014	3,000,000	3,398,625
ONEOK Partners LP, 6.15%, 10/1/2016	1,527,000	1,788,144
Petronas Global Sukuk Ltd., 144A, 4.25%, 8/12/2014	5,000,000	5,305,145
Plains All American Pipeline LP, 5.75%, 1/15/2020	1,730,000	1,918,658
TransCanada PipeLines Ltd., 6.1%, 6/1/2040	600,000	681,426

		22,524,102
Financials 34.6%
American Express Centurion Bank, 0.336% *, 6/12/2012	3,000,000	2,993,622
American Express Travel Related Services Co., Inc., 144A, 5.25%, 11/21/2011	1,375,000	1,393,891
Anglo American Capital PLC, 144A, 2.15%, 9/27/2013	3,430,000	3,478,864
ASIF Global Financing XIX, 144A, 4.9%, 1/17/2013	5,000,000	5,217,675
AvalonBay Communities, Inc., (REIT), 5.5%, 1/15/2012	3,737,000	3,817,540
Bank of America Corp., 5.75%, 12/1/2017	4,010,000	4,288,089
BB&T Corp, 4.75%, 10/1/2012	1,500,000	1,564,862
Caterpillar Financial Services Corp., 7.15%, 2/15/2019	3,300,000	4,163,122
Citigroup, Inc.:
5.375%, 8/9/2020	2,000,000	2,135,698
5.5%, 4/11/2013	6,640,000	7,040,512
6.125%, 11/21/2017	1,000,000	1,120,902
Credit Suisse AG, 5.4%, 1/14/2020	3,000,000	3,089,475
Credit Suisse of New York, 5.0%, 5/15/2013	5,000,000	5,320,950
Devon Financing Corp. ULC, 6.875%, 9/30/2011	3,000,000	3,030,681
Fifth Third Bancorp., 5.45%, 1/15/2017	2,082,000	2,254,104
Fleet Capital Trust II, 7.92%, 12/11/2026	2,000,000	2,040,000
Ford Motor Credit Co., LLC, 8.0%, 6/1/2014	3,000,000	3,334,482
General Electric Capital Corp.:
2.1%, 1/7/2014	5,000,000	5,115,320
Series A, 6.875%, 1/10/2039	640,000	742,977
HSBC Finance Corp.:
0.597% *, 9/14/2012	3,000,000	2,991,888
5.5%, 1/19/2016	3,700,000	4,083,819
6.375%, 10/15/2011	1,000,000	1,011,516
HSBC Holdings PLC, 6.5%, 5/2/2036	440,000	457,848
JPMorgan Chase & Co.:
1.477% *, 9/1/2015	2,000,000	1,999,992
2.05%, 1/24/2014	3,000,000	3,058,749
5.125%, 9/15/2014	5,000,000	5,406,670
6.4%, 5/15/2038	1,670,000	1,882,504
MBNA Corp., 6.125%, 3/1/2013	3,639,000	3,858,403
MetLife, Inc., 6.4%, 12/15/2036	800,000	792,829
Metropolitan Life Global Funding I:
144A, 2.5%, 1/11/2013	4,000,000	4,074,088
144A, 5.125%, 4/10/2013	1,670,000	1,775,056
Morgan Stanley:
Series F, 5.625%, 9/23/2019	2,710,000	2,826,899
Series F, 6.0%, 4/28/2015	2,110,000	2,319,647
National City Bank, 6.2%, 12/15/2011	3,000,000	3,059,769
NiSource Finance Corp., 5.4%, 7/15/2014	3,000,000	3,312,447
Nordea Bank AB, 144A, 1.75%, 10/4/2013	5,000,000	5,029,320
Petrobras International Finance Co., 3.875%, 1/27/2016	3,000,000	3,110,871
PNC Funding Corp., 5.25%, 11/15/2015	2,750,000	3,033,148
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	1,120,000	1,235,955
6.2%, 1/15/2015	820,000	924,069
6.2%, 11/15/2040	200,000	213,930
Royal Bank of Canada, 2.3%, 7/20/2016	1,590,000	1,596,835
Svenska Handelsbanken AB, 144A, 4.875%, 6/10/2014	535,000	580,069
The Goldman Sachs Group, Inc.:
1.268% *, 2/7/2014	2,000,000	1,980,374
6.75%, 10/1/2037	1,370,000	1,370,334
Travelers Companies, Inc., 5.35%, 11/1/2040	330,000	321,081
UBS AG of Stamford, 1.253% *, 1/28/2014	3,000,000	3,004,542
US Bank NA, 6.3%, 2/4/2014	1,000,000	1,119,311
Wachovia Bank NA:
0.653% *, 11/3/2014	3,000,000	2,902,437
4.8%, 11/1/2014	3,000,000	3,218,484
Xstrata Finance Canada Ltd., 144A, 5.5%, 11/16/2011	2,670,000	2,706,454

		137,402,104
Health Care 0.4%
Express Scripts, Inc., 6.25%, 6/15/2014	1,480,000	1,663,168
Industrials 0.5%
CSX Corp., 5.3%, 2/15/2014	803,000	880,674
Union Pacific Corp., 6.125%, 1/15/2012	1,210,000	1,239,034

		2,119,708
Materials 1.7%
Barrick Gold Corp., 144A, 2.9%, 5/30/2016	4,000,000	4,120,400
Dow Chemical Co., 8.55%, 5/15/2019	1,300,000	1,717,422
International Paper Co., 7.95%, 6/15/2018	560,000	688,496

		6,526,318
Telecommunication Services 4.6%
AT&T Mobility LLC, 6.5%, 12/15/2011	2,000,000	2,041,928
AT&T, Inc.:
4.95%, 1/15/2013	2,760,000	2,921,317
6.55%, 2/15/2039	1,400,000	1,603,515
6.7%, 11/15/2013	1,500,000	1,681,104
Frontier Communications Corp., 7.875%, 4/15/2015	2,500,000	2,718,750
Verizon Communications, Inc.:
0.856% *, 3/28/2014	5,000,000	5,053,125
8.75%, 11/1/2018	1,760,000	2,359,570

		18,379,309
Utilities 1.5%
Consolidated Edison Co. of New York, 5.7%, 6/15/2040	850,000	944,948
Dominion Resources, Inc., Series D, 8.875%, 1/15/2019	1,500,000	1,986,067
Duke Energy Corp., 6.3%, 2/1/2014	1,285,000	1,443,208
MidAmerican Energy Holdings Co., 6.125%, 4/1/2036	1,500,000	1,698,942

		6,073,165

Total Corporate Bonds (Cost $209,787,987)		214,475,797
Mortgage-Backed Securities Pass-Throughs 41.3%
Federal Home Loan Mortgage Corp.:
3.5%, 8/1/2040 (a)	700,000	683,648
3.552% *, 5/1/2041	2,625,404	2,742,258
4.0%, with various maturities from 8/1/2023 until 10/1/2039 (a)	8,900,000	9,158,047
4.5%, with various maturities from 1/1/2025 until 3/1/2041 (a)	38,710,502	40,777,324
5.0%, with various maturities from 1/1/2019 until 3/1/2041 (a)	22,147,834	23,658,339
5.5%, with various maturities from 10/1/2023 until 5/1/2035 (a)	8,711,323	9,444,963
6.0%, with various maturities from 9/1/2035 until 3/1/2038 (a)	5,552,268	6,110,279
Federal National Mortgage Association:
2.888% *, 8/1/2037	2,205,617	2,316,526
4.0%, 10/1/2039 (a)	4,500,000	4,571,719
4.5%, with various maturities from 2/1/2021 until 3/1/2039 (a)	6,600,000	6,901,593
5.0%, with various maturities from 4/1/2019 until 2/1/2041 (a)	6,168,316	6,590,833
5.5%, with various maturities from 2/1/2025 until 4/1/2041 (a) (b)	16,161,906	17,585,987
6.0%, with various maturities from 10/1/2022 until 9/1/2037 (a)	8,197,529	9,034,713
6.5%, with various maturities from 5/1/2023 until 4/1/2037 (a)	12,403,708	13,845,357
Government National Mortgage Association:
4.0%, 9/1/2040 (a)	4,600,000	4,747,344
4.5%, 3/1/2040 (a)	1,000,000	1,063,594
5.0%, 3/1/2039 (a)	2,500,000	2,729,688
6.5%, with various maturities from 12/15/2023 until 4/20/2024	1,754,715	1,940,472

Total Mortgage-Backed Securities Pass-Throughs (Cost $161,076,744)		163,902,684
Asset-Backed 2.1%
Credit Card Receivables 0.8%
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.287% *, 5/16/2016	3,000,000	3,036,173
Home Equity Loans 1.3%
Argent Securities, Inc., "M2", Series 2003-W2, 3.112% *, 9/25/2033	1,320,005	1,308,128
First Franklin Mortgage Loan Asset Backed Certificates:
"A2", Series 2006-FF14, 0.247% *, 10/25/2036	1,375,364	1,333,970
"A3", Series 2004-FF10, 0.727% *, 9/25/2034	1,833,262	1,732,194
GSAMP Trust, "A4", Series 2005-WMC1, 0.567% *, 9/25/2035	775,233	749,545

		5,123,837
Manufactured Housing Receivables 0.0%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2026	59,602	59,746

Total Asset-Backed (Cost $8,321,405)		8,219,756
Commercial Mortgage-Backed Securities 2.5%
Bear Stearns Commercial Mortgage Securities, "A4", Series 2007-PW18, 5.7%, 6/11/2050	5,000,000	5,417,305
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040	4,200,000	4,571,028

Total Commercial Mortgage-Backed Securities (Cost $8,205,170)		9,988,333
Collateralized Mortgage Obligations 2.7%
American Home Mortgage Investment Trust, "2A3", Series 2005-3, 2.049% *, 9/25/2035	1,000,000	936,020
Federal Home Loan Mortgage Corp.:
"FB", Series 3616, 0.887% *, 12/15/2039	810,635	815,540
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	2,365,825	304,413
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	1,500,853	190,641
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	1,599,836	236,730
"LC", Series 2682, 4.5%, 7/15/2032	1,070,000	1,160,903
"6", Series 233, Interest Only, 4.5%, 8/15/2035	2,246,658	389,189
Federal National Mortgage Association:
"PI", Series 2010-151, Interest Only, 4.0%, 5/25/2028	4,780,881	704,331
"7", Series 356, Interest Only, 5.0%, 2/1/2035	2,911,753	563,462
"8", Series 356, Interest Only, 5.0%, 2/1/2035	2,359,489	449,574
"J", Series 1998-36, 6.0%, 7/18/2028	1,286,920	1,346,907
Government National Mortgage Association, "BI", Series 2011-29, Interest Only, 4.5%, 5/16/2039	1,926,891	315,577
NCUA Guaranteed Notes, "1A", Series 2010-R1, 0.651% *, 10/7/2020	2,377,274	2,383,598
Structured Adjustable Rate Mortgage Loan Trust, "A3", Series 2005-6XS, 0.567% *, 3/25/2035	966,258	929,974

Total Collateralized Mortgage Obligations (Cost $10,535,609)		10,726,859
Government & Agency Obligations 6.2%
US Government Sponsored Agency 0.4%
Federal National Mortgage Association, 7.25%, 5/15/2030	1,000,000	1,382,933
US Treasury Obligations 5.8%
US Treasury Bonds:
3.875%, 8/15/2040 (b)	4,500,000	4,301,721
4.5%, 8/15/2039 (b)	5,000,000	5,328,905
6.0%, 2/15/2026 (b)	6,300,000	8,127,000
US Treasury Note, 3.625%, 2/15/2021 (b)	5,000,000	5,365,235

		23,122,861

Total Government & Agency Obligations (Cost $23,388,863)		24,505,794
Municipal Bonds and Notes 6.3%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (c)	5,000,000	5,044,300
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043 (c)	750,000	869,468
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025, INS: NATL (c)	2,245,000	2,145,816
Rancho Cordova, CA, Certificates of Partnership, City Hall Acquisition, Series B, 5.65%, 2/1/2024, INS: AMBAC (c)	4,340,000	4,237,489
Riverside, CA, Public Financing Authority, Tax Allocation Revenue, University Corridor, Series D, 5.89%, 8/1/2032, INS: NATL (c)	925,000	674,075
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012 (c)	1,300,000	1,277,835
Series A, 144A, Zero Coupon, 6/12/2013 (c)	1,500,000	1,397,100
Series C, 144A, Zero Coupon, 7/31/2013 (c)	3,500,000	3,243,100
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024, INS: AMBAC (c)	6,315,000	6,186,111

Total Municipal Bonds and Notes (Cost $24,852,718)		25,075,294

	Contracts	Value ($)

Call Options Purchased 0.0%
10 Year US Treasury Note Future, Expiration Date 8/26/2011, Strike price $123.5 (Cost $82,792)	59	152,109

	Shares	Value ($)
Securities Lending Collateral 8.2%
Daily Assets Fund Institutional, 0.13% (d) (e) (Cost $32,585,819)	32,585,819	32,585,819
Cash Equivalents 0.1%
Central Cash Management Fund, 0.12% (e) (Cost $537,441)	537,441	537,441

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $479,374,548) †	123.4	490,169,886
Other Assets and Liabilities, Net (b)	(23.4)	(93,019,605)

Net Assets	100.0	397,150,281

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of July 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $479,494,862. At July 31, 2011, net unrealized appreciation for all securities based on tax cost was $10,675,024. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,647,014 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $971,990.

(a) When-issued or delayed delivery security included.
(b)
All or a portion of these securities were on loan amounting to $27,109,106. In addition, included in other assets and liabilities, net is a pending sale, amounting to $4,828,712 that is also on loan. The value of all securities loaned at July 31, 2011 amounted to $31,937,818 which is 8.0% of net assets.

(c) Taxable issue.
(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
INS: Insured
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

NATL: National Public Finance Guarantee Corp.
NCUA: National Credit Union Administration
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10-Year US Treasury Note	USD	9/21/2011	74	9,300,875	138,614
30-Year US Treasury Bond	USD	9/21/2011	22	2,818,750	93,924
5-Year US Treasury Note	USD	9/30/2011	210	25,503,516	397,759
Ultra Long US Treasury Bond	USD	9/21/2011	32	4,222,000	111,436
Total unrealized appreciation					741,733

At July 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

2-Year US Treasury Note	USD	9/30/2011	50	10,996,094	(31,976)

Currency Abbreviation

USD	United States Dollar

At July 31, 2011, open written options contracts were as follows:

Written Options	Contract Amount	Expiration Date	Strike Price ($)	Value ($) (f)

10 Year US Treasury Note Future	75	8/26/2011	117.0	2,344

(f)	Net unrealized appreciation at July 31, 2011 was $29,131.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Corporate Bonds	$—	$214,475,797	$—	$214,475,797
Mortgage-Backed Securities Pass-Throughs	—	163,902,684	—	163,902,684
Asset-Backed	—	8,219,756	—	8,219,756
Commercial Mortgage-Backed Securities	—	9,988,333	—	9,988,333
Collateralized Mortgage Obligations	—	10,726,859	—	10,726,859
Government & Agency Obligations	—	24,505,794	—	24,505,794
Municipal Bonds and Notes	—	25,075,294	—	25,075,294
Short-Term Investments(g)	33,123,260	—	—	33,123,260
Derivatives(h)	893,842	—	—	893,842
Total	$34,017,102	$456,894,517	$—	$490,911,619
Liabilities
Derivatives(h)	$(34,320)	$—	$—	$(34,320)
Total	$(34,320)	$—	$—	$(34,320)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2011.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include value of open options purchased, unrealized appreciation (depreciation) on futures contracts and options written, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Collateralized Mortgage Obligation
Balance as of October 31, 2010	$2,700,000
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization premium/discount	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers (out) of Level 3	(2,700,000	) (i)
Balance as of July 31, 2011	$—
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2011	$—

Transfers between price levels are recognized at the beginning of the reporting period.
(i)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Options
Interest Rate Contracts	$709,757	$98,448

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 21, 2011